Bank Loans and Notes Payables - Summary of Reconciliation of Liabilities Arising From Financing Activities (Parenthetical) (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Current portion of long term debt	$ 10,114	$ 515	$ 1,479
Long term borrowings senior notes [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Current portion of long term debt				$ 2,496
Brazil, Brazil Real [member] | Long term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Current portion of long term debt			636	177
Brazil, Brazil Real [member] | Long term notes payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Current portion of long term debt			10
Brazil, Brazil Real [member] | Bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Current portion of long term debt	602		636
Brazil, Brazil Real [member] | Notes payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Current portion of long term debt	10		10
Brazil, Brazil Real [member] | Capital leases [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Current portion of long term debt				67
Argentina, Pesos [member] | Long term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Current portion of long term debt			40	100
Argentina, Pesos [member] | Bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Current portion of long term debt			40
Colombia, Pesos [member] | Long term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Current portion of long term debt				$ 246
Colombia, Pesos [member] | Bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Current portion of long term debt	728		793
Colombia, Pesos [member] | Capital leases [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Current portion of long term debt			$ 793
United States of America, Dollars [member] | Senior notes 1 [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Current portion of long term debt	$ 8,774